Employee benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee benefits
Employee benefit expenses incurred	¥ 52,903	¥ 59,289	¥ 37,553